Nature of Operations and Basis of Presentation	3 Months Ended
Mar. 31, 2012
Nature of Operations and Basis of Presentation

Note 1 Nature of Operations and Basis of Presentation

Nature of Operations

MusclePharm Corporation (the “Company”, “We”, “Our” or “MP”), was organized as a limited liability company in the State of Colorado on April 22, 2008.  On February 18, 2010, the Company executed a reverse recapitalization with Tone in Twenty, Inc. and changed its name to MP.

During the second quarter of 2012, the Company opened operations in Canada under the subsidiary name MusclePharm Canada, Inc. The business will have distribution and sales activity on site in its warehouse in Hamilton, Ontario. The business currently employs five people.

The Company markets branded sports nutrition products.

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Act of 1934, as amended for interim financial information.

The financial information as of December 31, 2011 is derived from the audited financial statements presented in the Company’s Annual Report on Form 10-K for the years ended December 31, 2011 and 2010. The unaudited interim consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K, which contains the audited financial statements and notes thereto, together with the Management’s Discussion and Analysis, for the years ended December 31, 2011 and 2010.

Certain information or footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been or omitted, pursuant to the rules and regulations of the Securities and Exchange Commission for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. It is management's opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation. The interim results for the three months ended March 31, 2012 are not necessarily indicative of results for the full fiscal year.

Restatement

On May 14, 2012, the Company determined that a material misstatement exists in the Company’s 2011 quarterly and annual financial statements. The Company concluded that the following financial statements contained material misstatements: (i) the Company’s audited financial statements for the year ended December 31, 2011, filed in an annual report on Form 10-K with the U.S. Securities and Exchange Commission (the “SEC”) on April 16, 2012; (ii) the Company’s unaudited financial statements for the period ended September 30, 2011, filed in a quarterly report on Form 10-Q with the SEC on November 14, 2011; (iii) the Company’s unaudited financial statements for the period ended June 30, 2011, filed in a quarterly report on Form 10-Q with the SEC on August 16, 2011; and (iv) the Company’s unaudited financial statements for the period ended March 31, 2011, filed in a quarterly report on Form 10-Q with the SEC on May 23, 2011.

The foregoing financial statements contained material misstatements pertaining to the Company’s calculation of net sales and presentation of general and administrative expenses and cost of sales. The Company has determined that advertising related credits that were granted to customers fell within the guidance of ASC No. 605-50-55 (“Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense. The Company also noted other credits and discounts that, upon further review, had been previously classified as advertising expense as a component of general and administrative expense that require a reallocation of presentation as amounts to be netted against revenues. The Company’s net loss will not be affected by this reallocation in the statement of operations.

Promotions, credits and non-specific advertising with its customers have been reclassified from general and administrative expenses to revenues.

Samples shipped to customers not clearly identifiable were reclassified from general and administrative expense to cost of sales.

	For The Three Months Ended March 31,		March 31,
	2011 Restated	Adjustments	2011 As Issued

Sales - net	$3,033,936	$(483,838)	$3,517,774

Cost of sales	2,401,534	77,326	2,324,208

Gross profit (loss)	632,402	(561,164)	1,193,566

General and administrative expenses	1,719,627	(561,164)	2,280,791

Gain (loss) from operations	(1,087,225)	-	(1,087,225)

Other income (expense)
Derivative expense	(1,359,369)	-	(1,359,369)
Change in fair value of derivative liabilities	(131,717)	-	(131,717)
Loss on settlement of accounts payable and debt	(1,914,689)	-	(1,914,689)
Interest expense	(518,922)	-	(518,922)
Other income (expense)	-	-	-
Total other income (expense) - net	(3,924,697)	-	(3,924,697)

Net loss	$(5,011,922)	$-	$(5,011,922)

Net loss per share available to common stockholders - basic and diluted	$(0.03)	$-	$(0.03)

Weighted average number of common shares outstanding during the period – basic and diluted	146,560,444	-	146,560,444